Contract Assets/(Liabilities)	12 Months Ended
Sep. 30, 2025
Contract Assets/(Liabilities) [Abstract]
Contract Assets/(Liabilities)

4. Contract Assets/(Liabilities)

Projects with performance obligations recognized over time that have revenue recognized to date in excess of cumulative billings are reported on the Company’s consolidated balance sheets as “Contract assets”. Provisions for estimated losses of contract assets on uncompleted contracts are made in the period in which such losses are determined. Contract assets that have billing terms with unconditional rights to be billed beyond one year are classified as non-current assets.

Contract liabilities are contracts are balances due to customers under contracts. These arise if a particular milestone payment exceeds the revenue recognized to date under the cost-to-cost method.

The movement in contract liabilities is as follows for the years ended September 30, 2025 and 2024:

	2025	2024
Balance at beginning of the year	$15,617	$113,374
Decrease in contract liabilities from recognizing revenue during the year included in the contract liabilities at the beginning of the year	(15,564)	(113,627)
Increase in contract liabilities from billings in advance of performance obligation under contracts	16,363	15,532
Exchange difference	(23)	338
Balance at end of the year	$16,393	$15,617